Statements of Financial Condition (Parenthetical)	Dec. 31, 2013	Dec. 31, 2012
Partners' Capital [Abstract]
Limited Partners, Units (in units)	3,334,569.082	4,364,559.660
General Partner, Units (in units)	46,275.055	53,687.055
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Partners' Capital [Abstract]
Limited Partners, Units (in units)	2,773,406.398	3,508,314.701
General Partner, Units (in units)	35,959.223	41,359.223
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Partners' Capital [Abstract]
Limited Partners, Units (in units)	3,021,200.452	3,783,213.001
General Partner, Units (in units)	40,177.306	46,643.306